Item 1. Schedule of Investments:
--------------------------------
PUTNAM MICHIGAN TAX EXEMPT INCOME FUND

QUARTERLY PORTFOLIO HOLDINGS

2-28-05

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

Putnam Michigan Tax Exempt Income Fund
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The fund's portfolio
February 28, 2005 (Unaudited)

KEY TO ABBREVIATIONS

AMBAC -- AMBAC Indemnity Corporation
FGIC -- Financial Guaranty Insurance Company
FNMA Coll. -- Federal National Mortgage Association Collateralized FSA -- Financial Security Assurance
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
Q-SBLF -- Qualified School Board Loan Fund
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes


Municipal bonds and notes (94.8%) (a)
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Principal amount                                                                                 Rating (RAT)              Value
--------------------------------------------------------------------------------------------------------------------------------
Michigan (88.9%)
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     $1,000,000  Chippewa Valley, Schools G.O. Bonds (School Bldg. & Site), FSA, Q-SBLF,
                 5.00%, 5/1/07                                                                   Aaa                  $1,049,220
      4,875,000  Detroit, G.O. Bonds, Ser. A, 6.8s, 4/1/15                                       Aaa                   4,942,080
      1,500,000  Detroit, Downtown Dev. Auth. Tax Increment Rev. Bonds (Dev. Area No. 1),
                 Ser. A, MBIA, 4 3/4s, 7/1/25                                                    Aaa                   1,516,920
      2,155,000  Detroit, Swr. Disp. Rev. Bonds, Ser. C, FSA, 5s, 7/1/08                         Aaa                   2,303,135
      5,700,000  Detroit, Swr. Disp. VRDN, Ser. B, FSA, 1.8s, 7/1/33                             VMIG1                 5,700,000
      2,480,000  Detroit, Wtr. Supply Syst. Rev. Bonds (Sr. Lien), Ser. A, MBIA, 5 1/4s,
                 7/1/19                                                                          Aaa                   2,730,802
      3,065,000  Detroit/Wayne Cnty., Stad. Auth. Rev. Bonds, FGIC, 5 1/4s, 2/1/27               Aaa                   3,256,501
      1,000,000  Dickinson Cnty., Econ. Dev. Corp. Rev. Bonds, 5 3/4s, 6/1/16                    Baa2                  1,084,180
                 Flint, Hosp. Auth. Rev. Bonds (Hurley Med. Ctr.), Ser. A
        630,000  6s, 7/1/06                                                                      Baa3                    644,207
      1,000,000  5 3/8s, 7/1/20                                                                  Baa3                    976,970
        675,000  Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp. OB Group),
                 Ser. A, 5 3/4s, 9/1/17                                                          Ba2                     640,980
      2,000,000  Gibraltar, School Dist. G.O. Bonds (School Bldg. & Site), FGIC, 5s, 5/1/21      Aaa                   2,140,940
      1,000,000  Grand Rapids, Hsg. Fin. Auth. Rev. Bonds, Ser. A, FNMA Coll., 7 5/8s, 9/1/23    AAA                   1,001,600
      2,000,000  Greater Detroit, Resource Recvy. Auth. Rev. Bonds, Ser. A, AMBAC, 6 1/4s,
                 12/13/06                                                                        Aaa                   2,125,200
      1,925,000  Gull Lake Cmnty., School Dist. G.O. Bonds (School Bldg. & Site), FSA, Q-SBLF,
                 5s, 5/1/26                                                                      Aaa                   2,030,509
      2,190,000  Harper Creek, Cmnty. School Dist. G.O. Bonds, Q-SBLF, 5 1/8s, 5/1/31            Aa2                   2,266,387
      1,500,000  Hartland, Cons. School Dist. G.O. Bonds, FGIC, 6s, 5/1/18                       Aaa                   1,711,305
      1,000,000  Huron, School Dist. G.O. Bonds, FSA, 5 5/8s, 5/1/15                             Aaa                   1,111,530
      7,000,000  Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds, FGIC, 5.244s, 6/1/11               Aaa                   7,110,250
      1,450,000  Kent, Hosp. Fin. Auth. Rev. Bonds (Spectrum Hlth.), Ser. A, MBIA, 5 1/2s,
                 1/15/16                                                                         AAA                   1,593,536
      1,035,000  Lansing, Bldg. Auth. G.O. Bonds, Ser. A, MBIA, 5 3/8s, 6/1/20                   Aaa                   1,146,304
      3,000,000  Livonia, Pub. School Dist. G.O. Bonds, Ser. A, MBIA, 5s, 5/1/22                 Aaa                   3,199,590
        800,000  Manistee, Area School Dist. G.O. Bonds, FGIC, 5 3/4s, 5/1/19                    Aaa                     889,728
                 MI Higher Ed. Fac. Auth. Rev. Bonds
      1,000,000  (Ltd. Obligation-Hope College), Ser. A, 5.55s, 4/1/24                           BBB                   1,071,760
        250,000  (Kalamazoo College), 5s, 12/1/20                                                A1                      260,238
      1,000,000  MI Muni. Bond Auth. Rev. Bonds (Drinking Wtr. Revolving Fund), 5 1/2s,
                 10/1/18                                                                         Aaa                   1,117,620
                 MI State Bldg. Auth. Rev. Bonds
      5,750,000  Ser. I, AMBAC, 6 1/2s, 10/1/07                                                  Aaa                   6,307,003
      1,815,000  (Fac. Program), Ser. I, 4 3/4s, 10/15/25                                        Aa3                   1,835,818
                 MI State Hosp. Fin. Auth. Rev. Bonds
      1,000,000  (Oakwood Hosp.), Ser. A, 6s, 4/1/22                                             A2                    1,091,410
      1,000,000  (Holland Cmnty. Hosp.), Ser. A, FGIC, 5 3/4s, 1/1/21                            A2                    1,084,100
        650,000  (Sparrow Hosp.), 5 1/2s, 11/15/21                                               A1                      680,654
      1,000,000  (Oakwood Oblig. Group), 5 1/2s, 11/1/17                                         A2                    1,085,200
      1,000,000  (Chelsea Cmnty. Hosp.), 5 3/8s, 5/15/19                                         BBB                   1,012,800
                 MI State Hsg. Dev. Auth. Ltd. Oblig. Rev. Bonds (Parkway Meadows), FSA
      1,085,000  4s, 10/15/12                                                                    Aaa                   1,113,655
      1,045,000  4s, 10/15/11                                                                    Aaa                   1,081,209
      2,000,000  MI State South Central Pwr. Agcy. Rev. Bonds, AMBAC, 5s, 11/1/09                Aaa                   2,167,280
      1,150,000  MI State Strategic Fund Ltd. Rev. Bonds (Ford Motor Co.), Ser. A, 7.1s,
                 2/1/06                                                                          Baa1                  1,191,918
      1,000,000  MI State Strategic Fund Solid Waste Disp. Mandatory Put Bonds (Waste Mgt.,
                 Inc.), 4.2s, 12/1/05                                                            BBB                   1,005,860
                 MI State Strategic Fund Solid Waste Disp. Rev. Bonds
        300,000  (Genesee Pwr. Station), 7 1/2s, 1/1/21                                          B/P                     276,078
        700,000  (SD Warren Co.), Ser. C, 7 3/8s, 1/15/22                                        BB/P                    742,833
      1,250,000  MI State Strategic Fund, Ltd. Mandatory Put Bonds (Dow Chemical), 3.8s,
                 6/1/06                                                                          A3                    1,262,388
                 MI State Strategic Fund, Ltd. Rev. Bonds
      1,500,000  (Detroit Edison Co.), AMBAC, 7s, 5/1/21                                         Aaa                   1,991,160
      3,000,000  (Worthington Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22              AAA/P                 3,444,120
        420,000  (Detroit Edison Poll. Control), 5.65s, 9/1/29                                   A3                      439,480
      5,000,000  (Detroit Edison Co.), Ser. A, MBIA, 5.55s, 9/1/29                               Aaa                   5,327,100
      1,000,000  (Detroit Edison Co.), AMBAC, 4.85s, 9/1/30                                      Aaa                   1,062,290
        850,000  Midland Cnty., Econ. Dev. Corp. Rev. Bonds, 6 7/8s, 7/23/09                     Ba3                     881,901
      1,350,000  Mount Clemens Cmnty. School Dist. Rev. Bonds (School Bldg. & Site), Q-SBLF,
                 5 1/2s, 5/1/18                                                                  Aa2                   1,481,369
      1,600,000  Otsego, Pub. School Dist. G.O. Bonds (School Bldg. & Site), FSA, Q-SBLF, 5s,
                 5/1/27                                                                          Aaa                   1,675,328
      1,060,000  Oxford Area Cmnty., School Dist. G.O. Bonds, FSA, Q-SBLF, 5s, 5/1/25            Aaa                   1,119,752
      1,000,000  Pennfield, School Dist. G.O. Bonds (School Bldg. and Site), FGIC, 5s, 5/1/26    Aaa                   1,054,810
      2,000,000  Plymouth-Canton Cmnty., School Dist. G.O. Bonds, FGIC, Q-SBLF, 5s, 5/1/28       Aaa                   2,095,700
      1,500,000  Pontiac Tax Increment Finance Authority Rev. Bonds, 6 3/8s, 6/1/31              BB+                   1,541,880
        500,000  Pontiac, Hosp. Fin. Auth. Rev. Bonds (North Oakland Med. Ctr.), 6s, 8/1/23      Ba1                     433,345
      1,400,000  Rochester Cmnty. School Dist. G.O. Bonds, Ser. II, Q-SBLF, 5 1/2s, 5/1/21       Aa2                   1,529,360
      1,015,000  Romulus, Township Cmnty. Schools G.O. Bonds, Q-SBLF, 5s, 5/1/11                 Aa2                   1,105,721
      1,000,000  Royal Oak, Hosp. Fin. Auth. Rev. Bonds (William Beaumont Hosp.), Ser. M,
                 MBIA, 5 1/4s, 11/15/35                                                          Aaa                   1,045,250
      2,500,000  Southfield, Pub. Schools G.O. Bonds, Ser. B, FSA, 5s, 5/1/14                    Aaa                   2,762,725
      1,000,000  St, Clair Cnty., G.O. Bonds, AMBAC, 5s, 4/1/21                                  Aaa                   1,069,960
      1,370,000  Warren Cons. School Dist. G.O. Bonds, Q-SBLF, 5s, 5/1/12                        Aa2                   1,500,013
      2,980,000  Waterford, Econ. Dev. Corp. Rev. Bonds (Canterbury Hlth.), 6s, 1/1/39           B-/P                  2,230,172
      2,000,000  Wayland, Unified School Dist. Rev. Bonds, FGIC, Q-SBLF, 8s, 5/1/10              Aaa                   2,363,140
      2,405,000  Wayne Cnty., Bldg. Auth. G.O. Bonds, Ser. A, MBIA, 6s, 6/1/08                   Aaa                   2,552,811
                 West Bloomfield, School Dist. G.O. Bonds (School Bldg. & Site)
      1,000,000  MBIA, 5 5/8s, 5/1/16                                                            Aaa                   1,109,780
      1,325,000  FSA, 5s, 5/1/24                                                                 Aaa                   1,403,811
      1,120,000  Western MI U. Rev. Bonds, AMBAC, 5s, 7/15/10                                    Aaa                   1,222,110
      1,000,000  Western Township Util. G.O. Bonds, MBIA, 5 1/4s, 1/1/07                         Aaa                   1,046,780
      2,000,000  Whitmore Lake, Pub. School Dist. G.O. Bonds, FGIC, Q-SBLF, 5s, 5/1/28           Aaa                   2,087,000
      1,240,000  Ypsilanti, School Dist. G.O. Bonds, FGIC, 5 3/8s, 5/1/26                        Aaa                   1,304,319
      1,425,000  Zeeland, Pub. Schools G.O. Bonds (School Bldg. & Site), MBIA, 5s, 5/1/27        Aaa                   1,497,590
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                                                                                                                     123,938,475

Puerto Rico (5.9%)
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        675,000  Children's Trust Fund Tobacco Settlement Rev. Bonds, 5 3/8s, 5/15/33            BBB                     681,966
      2,500,000  Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), MBIA, 5 3/4s, 7/1/26                   Aaa                   2,794,300
      3,000,000  PR Elec. Pwr. Auth. Rev. Bonds, Ser. HH, FSA, 5 1/4s, 7/1/29                    Aaa                   3,235,410
      1,400,000  PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev. Bonds (Cogen. Fac.-AES),
                 6 5/8s, 6/1/26                                                                  Baa3                  1,525,283
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                                                                                                                       8,236,959
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                 Total Investments (cost $127,539,615) (b)                                                          $132,175,434
================================================================================================================================

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

Putnam Michigan Tax Exempt Income Fund - Fund  846
Interest rate swap contracts outstanding at February 28, 2005
(Unaudited)
                                                                                                                      Unrealized
                                                                                Notional         Termination       appreciation/
                                                                                  amount                date       (depreciation)
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
Agreement with Merrill Lynch International & CO. C.V. dated
February 7, 2005 to pay quarterly the notional amount
multiplied by 3.125% and receive quarterly the notional amount
multiplied by the USD-Muni-BMA-Rate.                                          $8,000,000           8/10/09               $54,990

Agreement with Citigroup Financial Products, Inc. dated
February 7, 2005 to receive  quarterly the notional amount
multiplied by 3.935% and pay quarterly the  notional amount
multiplied by the USD-Muni-BMA-Rate.                                           1,000,000           8/10/30               (38,196)

Agreement with Citibank, N.A. dated December 14, 2004 to
receive quarterly the notional amount multiplied by 4.106% and pay quarterly the notional amount multiplied by the Bond Market
Association Municipal Swap Index.                                              1,000,000           3/17/25                 1,417
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                                                                                                                         $18,211
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NOTES

(a) Percentages indicated are based on net assets of $139,366,701.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 28, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $127,539,615, resulting in gross unrealized appreciation and depreciation of $5,718,803 and $1,082,984, respectively, or net unrealized appreciation of $4,635,819.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at February 28, 2005.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The fund had the following industry group concentrations greater than 10% at February 28, 2005 (as a percentage of net assets):

Utilities                          19.8%
Healthcare                         14.1

The fund had the following insurance concentrations greater than 10% at February 28, 2005 (as a percentage of net assets):

MBIA                               18.3%
FGIC                               18.0
FSA                                17.6
AMBAC                              11.4

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: April 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: April 27, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: April 27, 2005